Share-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan
The details of share options for the year ended March 31, 2021 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2020	Options granted during the year	Options forfeited during the year	Options exercised during the year	Options outstanding March 31, 2021	Options exercisable March 31, 2021
2016-17	December 15, 2019-June 14, 2020	1,068,516	—	8,648	1,059,868	—	—
2017-18	September 1, 2020-February 28, 2021	7,027,925	—	5,514,169	1,136,816	376,940	376,940
2017-18	October 16, 2020-April 15, 2021	11,126	—	11,126	—	—	—
2018-19	November 1, 2020-April 30, 2021	11,420,046	—	1,507,806	—	9,912,240	—
2018-19	Cash settled	1,069,156	—	340,300	—	728,856	—
2019-20	November 29, 2022-May 28, 2023	15,881,330	—	2,309,052	—	13,572,278	—
2019-20	Cash settled	1,896,700	—	1,019,249		877,451	—
2020-21	November 06, 2023-May 5, 2024	—	12,711,112	—	—	12,711,112	—
2020-21	Cash settled	—	1,020,889	—	—	1,020,889	—

		38,374,799	13,732,001	10,710,350	2,196,684	39,199,766	376,940

The details of share options for the year ended March 31, 2022 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2021	Options granted during the year	Options forfeited during the year	Options exercised during the year	Options outstanding March 31, 2022	Options exercisable March 31, 2022
2017-18	September 1, 2020-February 28, 2021	376,940	—	23,457	353,483	—	—
2018-19	November 1, 2021-April 30, 2022	9,912,240	—	6,906,444	2,682,781	323,015	323,015
2018-19	Cash settled	728,856	—	489,731	239,125	—	—
2019-20	November 29, 2022-May 28, 2023	13,572,278	—	2,090,560	—	11,481,718	—
2019-20	Cash settled	877,451	—	197,050	—	680,401	—
2020-21	November 6, 2023-May 5, 2024	12,711,112	—	1,903,591	—	10,807,521	—
2020-21	Cash settled	1,020,889	—	295,966	—	724,923	—
2021-22	November 1, 2024 - April 30, 2025	—	12,083,636	779,037	—	11,304,599	—
2021-22	Cash settled	—	864,537	22,770	—	841,767	—

		39,199,766	12,948,173	12,708,606	3,275,389	36,163,944	323,015

Schedule of Exercise Price Range for Employee Stock Option Plans

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2021 are:
CIESOP Plan	286.85-287.75	0.80	287.30
The details of exercise price for stock options outstanding as at March 31, 2022 are:
CIESOP Plan	286.85	0.31	286.85

Vedanta Limited Employee Stock Option Scheme 2016 [member]
Statement [LineItems]
Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted

Particulars	Year ended March 31, 2021	Year ended March 31, 2022

	ESOS 2020	ESOS 2021
Number of o ptions	1,020,889 (cash settled)/ 12,711,112 (equity settled)	864,537 (cash settled)/ 12,083,636 (equity settled)
Exercise p rice	₹ 1	₹ 1
Share p rice at the date of grant	₹ 228.75	₹ 302.15
Contractual l ife	2 years and 7 months	3 years
Expected volatility	49.28%	49.67%
Expected option life	2 years and 7 months	3 years
Expected dividends	6.80%	6.80%
Risk free interest rate	4.84%	5.02%
Expected annual forfeitures	10%p.a.	10%p.a.
Fair value per option granted ( n on-market performance based)	₹ 150.73	₹ 193.97

CIESOP [member]
Statement [LineItems]
Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted
Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2021		Year ended March 31, 2022
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	5,341,740	288.2	3,315,174	287.30
Granted during the year	Nil	NA	Nil	NA
Expired during the year	(1,082,229)	291.3	Nil	NA
Exercised during the year	Nil	NA	(483,085)	286.85
Forfeited / cancelled during the year	(944,337)	288.0	(1,794,448)	287.70
Outstanding at the end of the year	3,315,174	287.3	1,037,641	286.85
Exercisable at the end of the year	3,315,174	287.3	1,037,641	286.85